LOANS RECEIVABLE FROM AFFILIATES - Schedule of Loan Receivable Interest Income and Foreign Exchange Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases Receivable Disclosure [Line Items]
Foreign exchange gain (loss)	$ (86)	$ 53	$ (5)
Sur de Texas | Interest income | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Interest income	110	147	120
Foreign exchange gain (loss)	(86)	53	(5)
Sur de Texas | Income from equity investments | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Interest expense	(110)	(147)	(120)
Foreign exchange gain (loss)	$ 86	$ (53)	$ 5